Consolidated Statements of Comprehensive Income (loss) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total Revenue	$ 41,531	$ 58,377
Cost of goods sold	31,020	46,698
Gross profit	10,511	11,679
Operating expense:
Advertising and promotion	1,111	4,088
Professional fees	8,035	1,861
Consulting fees	5,040	1,541
Depreciation and amortization	100	79
Salary and wages	1,713	1,280
Share-based compensation	177	860
Insurance	879	416
Listing fees	166	724
Travel and events	495	362
Repairs and maintenance	131	140
Other operating expense	1,366	646
Impairment loss	30,374	4,100
Total operating expenses	49,587	16,097
Other income (expense)
Interest income	607	321
Interest expense	(3,263)	(285)
Fair value change of derivatives	(1,340)	(137)
Fair value change of warrant liabilities	3,575
Fair value change of CVR	7,195
Loss on investments	(3,385)	(1,125)
Other income	351	5,013
Net loss before income taxes	(35,336)	(631)
Current tax expense	953	2,962
Deferred tax recovery	(5,173)	(16)
Net loss for the year	(31,116)	(3,577)
Other comprehensive income (loss)
Foreign currency translation gain (loss)	(342)	225
Total comprehensive loss	(31,458)	(3,352)
Loss attributable to:
Shareholders of the Company	(31,040)	(3,474)
Non-controlling interest	(76)	(103)
Total comprehensive loss attributable to:
Shareholders of the Company	(31,382)	(3,257)
Non-controlling interest	$ (76)	$ (95)
Loss per share
Basic	$ (0.97)	$ (0.13)
Diluted	$ (0.97)	$ (0.13)
Development Fees [Member]
IfrsStatementLineItems [Line Items]
Total Revenue	$ 7,687	$ 2,012
Epc Services [Member]
IfrsStatementLineItems [Line Items]
Total Revenue	23,261	54,066
IPP Production [member]
IfrsStatementLineItems [Line Items]
Total Revenue	9,297	578
O And M Services [Member]
IfrsStatementLineItems [Line Items]
Total Revenue	$ 1,286	$ 1,721